EQUITY-BASED COMPENSATION (Details) (Parent Company Investment)	12 Months Ended
Dec. 31, 2013
Equity-based compensation
Number of units outstanding	1,100,888
Management Units
Equity-based compensation
Number of units outstanding	882,080
Management Units provided upon joining
Equity-based compensation
Vesting period	8 years
Management Units provided upon joining | Years 1 through 4
Equity-based compensation
Vesting rights (as a percent)	0.00%
Management Units provided upon joining | End of year 5
Equity-based compensation
Vesting rights (as a percent)	50.00%
Management Units provided upon joining | End of year 6
Equity-based compensation
Vesting rights (as a percent)	66.67%
Management Units provided upon joining | End of year 7
Equity-based compensation
Vesting rights (as a percent)	83.33%
Management Units provided upon joining | End of year 8
Equity-based compensation
Vesting rights (as a percent)	100.00%
Partners | Management Units granted as part of certain partner's incentive arrangements upon joining
Equity-based compensation
Vesting period	5 years
Partners | Management Units granted as part of certain partner's incentive arrangements upon joining | Years 1 and 2
Equity-based compensation
Vesting rights (as a percent)	0.00%
Partners | Management Units granted as part of certain partner's incentive arrangements upon joining | End of year 3
Equity-based compensation
Vesting rights (as a percent)	33.33%
Partners | Management Units granted as part of certain partner's incentive arrangements upon joining | End of year 4
Equity-based compensation
Vesting rights (as a percent)	66.67%
Partners | Management Units granted as part of certain partner's incentive arrangements upon joining | End of year 5
Equity-based compensation
Vesting rights (as a percent)	100.00%
Non-partner employees | Management Units granted as part of certain partner's incentive arrangements upon joining
Equity-based compensation
Vesting period	4 years